SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2014
Schedule III - Schedule of Real Estate and Accumulated Depreciation
Schedule III - Schedule of Real Estate and Accumulated Depreciation

IRON MOUNTAIN INCORPORATED

SCHEDULE III—SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION

DECEMBER 31, 2014

(Dollars in thousands)

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
North America
United States (Including Puerto Rico)
140 Oxmoor Ct, Birmingham, Alabama	1	$—	$ 1,322	$ 800	$ 2,122	$ 737	2001	Up to 40 years
1420 North Fiesta Blvd, Gilbert, Arizona	1	—	1,637	2,539	4,176	1,082	2001	Up to 40 years
2955 S. 18th Place, Phoenix, Arizona	1	—	12,178	2,546	14,724	2,762	2007	Up to 40 years
4449 South 36th St, Phoenix, Arizona	1	—	7,305	514	7,819	3,774	2012	Up to 40 years
3381 East Global Loop, Tucson, Arizona	1	—	1,622	3,322	4,944	1,993	2000	Up to 40 years
200 Madrone Way, Felton, California	1	—	760	633	1,393	471	1997	Up to 40 years
13379 Jurupa Ave, Fontana, California	1	—	10,472	7,200	17,672	6,604	2002	Up to 40 years
600 Burning Tree Rd, Fullerton, California	1	—	4,762	1,558	6,320	2,183	2002	Up to 40 years
5086 4th St, Irwindale, California	1	—	6,800	2,091	8,891	2,470	2002	Up to 40 years
6933 Preston Ave, Livermore, California	1	—	14,585	12,497	27,082	5,694	2002	Up to 40 years
1006 North Mansfield, Los Angeles, California	1	—	749	—	749	16	2014	Up to 40 years
1025 North Highland Ave, Los Angeles, California	1	—	10,168	17,842	28,010	9,174	1988	Up to 40 years
1350 West Grand Ave, Oakland, California	1	—	15,172	4,629	19,801	12,476	1997	Up to 40 years
1760 North Saint Thomas Circle, Orange, California	1	—	4,576	—	4,576	1,286	2002	Up to 40 years
8700 Mercury Lane, Pico Rivera, California	1	—	27,957	67	28,024	5,811	2012	Up to 40 years
8661 Kerns St, San Diego, California	1	—	10,512	6,641	17,153	4,747	2002	Up to 40 years
1915 South Grand Ave, Santa Ana, California	1	—	3,420	1,095	4,515	1,459	2001	Up to 40 years
2680 Sequoia Dr, South Gate, California	1	—	6,329	2,104	8,433	3,222	2002	Up to 40 years
111 Uranium Drive, Sunnyvale, California	1	—	9,645	4,919	14,564	3,102	2002	Up to 40 years
25250 South Schulte Rd, Tracy, California	1	—	3,049	1,615	4,664	1,354	2001	Up to 40 years
3576 N. Moline, Aurora, Colorado	1	—	1,583	1,827	3,410	1,066	2001	Up to 40 years
North Stone Ave, Colorado Springs, Colorado	2	—	761	2,671	3,432	1,174	2001	Up to 40 years
11333 E 53rd Ave, Denver, Colorado	1	—	7,403	9,807	17,210	6,187	2001	Up to 40 years
5151 E. 46th Ave, Denver, Coloardo	1	—	6,312	—	6,312	569	2014	Up to 40 years
20 Eastern Park Rd, East Hartford, Connecticut	1	—	7,417	1,180	8,597	5,044	2002	Up to 40 years
Bennett Rd, Suffield, Connecticut	2	—	1,768	672	2,440	967	2000	Up to 40 years
Kennedy Road, Windsor, Connecticut	2	—	10,447	29,062	39,509	12,790	2001	Up to 40 years
293 Ella Grasso Rd, Windsor Locks, Connecticut	1	—	4,021	1,274	5,295	2,120	2002	Up to 40 years
150-200 Todds Ln, Wilmington, Delaware	1	—	7,226	843	8,069	4,157	2002	Up to 40 years
13280 Vantage Way, Jacksonville, Florida	1	—	1,853	192	2,045	619	2001	Up to 40 years
12855 Starkey Rd, Largo, Florida	1	—	3,293	2,392	5,685	2,192	2001	Up to 40 years
10002 Satellite Blvd, Orlando, Florida	1	—	1,927	245	2,172	631	2001	Up to 40 years
3501 Electronics Way, West Palm Beach, Florida	1	—	4,201	12,708	16,909	3,978	2001	Up to 40 years
1890 MacArthur Blvd, Atlanta Georgia	1	—	1,786	620	2,406	778	2002	Up to 40 years
3881 Old Gordon Rd, Atlanta, Georgia	1	—	1,185	291	1,476	677	2001	Up to 40 years
5319 Tulane Drive SW, Atlanta, Georgia	1	—	2,808	3,131	5,939	1,846	2002	Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
3150 Nifda Dr, Smyrna, Georgia	1	$—	$ 463	$ 640	$ 1,103	$ 551	1990	Up to 40 years
1301 S. Rockwell St, Chicago, Illinois	1	—	7,947	18,461	26,408	11,484	1999	Up to 40 years
2211 W. Pershing Rd, Chicago, Illinois	1	—	4,264	12,850	17,114	5,639	2001	Up to 40 years
2425 South Halsted St, Chicago, Illinois	1	—	7,470	925	8,395	3,098	2006	Up to 40 years
2604 West 13th St, Chicago, Illinois	1	—	404	2,670	3,074	2,111	2001	Up to 40 years
2255 Pratt Blvd, Elk Grove, Illinois	1	—	1,989	3,622	5,611	741	2000	Up to 40 years
4175 Chandler Dr Opus No. Corp, Hanover Park, Illinois	1	—	22,048	17	22,065	5,838	2014	Up to 40 years
6120 Churchman Bypass, Indianapolis, Indiana	1	—	4,827	7,761	12,588	4,013	2002	Up to 40 years
6090 NE 14th Street, Des Moines, Iowa	1	—	622	313	935	247	2003	Up to 40 years
South 7th St, Louisville, Kentucky	4	—	709	8,166	8,875	2,760	Various	Up to 40 years
900 Distributors Row, New Orleans, Louisiana	1	—	7,607	816	8,423	4,794	2002	Up to 40 years
1274 Commercial Drive, Port Allen, Louisiana	1	—	2,680	3,133	5,813	1,866	2003	Up to 40 years
8928 McGaw Ct, Columbia, Maryland	1	—	2,198	5,511	7,709	2,130	1999	Up to 40 years
10641 Iron Bridge Rd, Jessup, Maryland	1	—	3,782	689	4,471	1,831	2000	Up to 40 years
8275 Patuxent Range Rd, Jessup, Maryland	1	—	10,105	7,181	17,286	7,003	2001	Up to 40 years
96 High St, Billerica, Massachusetts	1	—	3,221	3,776	6,997	2,705	1998	Up to 40 years
120 Hampden St, Boston, Massachusetts	1	—	164	420	584	388	2002	Up to 40 years
32 George St, Boston, Massachusetts	1	—	1,820	5,067	6,887	4,451	1991	Up to 40 years
3435 Sharps Lot Rd, Dighton, Massachusetts	1	—	1,911	514	2,425	1,728	1999	Up to 40 years
77 Constitution Boulevard, Franklin, Massachusetts	1	—	5,413	48	5,461	43	2014	Up to 40 years
216 Canal St, Lawrence, Massachusetts	1	—	1,298	975	2,273	902	2001	Up to 40 years
Bearfoot Road, Northboro, Massachusetts	2	—	55,923	18,343	74,266	27,786	Various	Up to 40 years
6601 Sterling Dr South, Sterling Heights, Michigan	1	—	1,294	1,048	2,342	925	2002	Up to 40 years
1985 Bart Ave, Warren, Michigan	1	—	1,802	314	2,116	784	2000	Up to 40 years
Wahl Court, Warren, Michigan	2	—	3,426	2,253	5,679	2,876	Various	Up to 40 years
31155 Wixom Rd, Wixom, Michigan	1	—	4,000	1,142	5,142	1,906	2001	Up to 40 years
3140 Ryder Trail South, Earth City, Missouri	1	—	3,072	2,796	5,868	1,414	2004	Up to 40 years
Leavenworth St/18th St, Omaha, Nebraska	3	—	2,924	10,273	13,197	3,945	Various	Up to 40 years
4105 North Lamb Blvd, Las Vegas, Nevada	1	—	3,430	8,614	12,044	3,773	2002	Up to 40 years
17 Hydro Plant Rd, Milton, New Hampshire	1	—	6,179	4,015	10,194	4,739	2001	Up to 40 years
Kimberly Rd, East Brunsick, New Jersey	3	—	22,105	5,094	27,199	10,184	Various	Up to 40 years
1189 Magnolia Ave, Elizabeth, New Jersey	1	—	1,278	2,102	3,380	1,310	2000	Up to 40 years
811 Route 33, Freehold, New Jersey	3	—	38,697	49,849	88,546	34,649	Various	Up to 40 years
650 Howard Avenue, Somerset, New Jersey	1	—	3,585	11,303	14,888	3,291	2006	Up to 40 years
555 Gallatin Place, Alburquerque, New Mexico	1	—	4,083	377	4,460	1,773	2001	Up to 40 years
7500 Los Volcanes Rd NW, Albuquerque, New Mexico	1	—	2,801	1,791	4,592	1,944	1999	Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
100 Bailey Ave, Buffalo, New York	1	$—	$ 1,324	$ 9,528	$ 10,852	$ 4,252	1998	Up to 40 years
64 Leone Ln, Chester, New York	1	—	5,086	1,047	6,133	2,771	2000	Up to 40 years
1368 County Rd 8, Farmington, New York	1	—	2,611	4,411	7,022	3,240	1998	Up to 40 years
County Rd 10, Linlithgo, New York	2	—	102	2,878	2,980	899	2001	Up to 40 years
77 Seaview Blvd, N. Hempstead New York	1	—	5,719	1,294	7,013	1,648	2006	Up to 40 years
37 Hurds Corner Road, Pawling, New York	1	—	4,323	443	4,766	1,383	2005	Up to 40 years
Ulster Ave/Route 9W, Port Ewen, New York	3	—	23,137	7,222	30,359	17,537	2001	Up to 40 years
Binnewater Rd, Rosendale, New York	2	—	5,142	9,291	14,433	3,861	Various	Up to 40 years
220 Wavel St, Syracuse, New York	1	—	2,929	1,983	4,912	2,153	1997	Up to 40 years
14500 Weston Pkwy, Cary, North Carolina	1	—	1,880	1,619	3,499	1,205	1999	Up to 40 years
1034 Hulbert Ave, Cincinnati, Ohio	1	—	786	794	1,580	659	2000	Up to 40 years
1275 East 40th, Cleveland, Ohio	1	—	3,129	354	3,483	1,487	1999	Up to 40 years
7208 Euclid Avenue, Cleveland, Ohio	1	—	3,336	2,404	5,740	2,002	2001	Up to 40 years
4260 Tuller Ridge Rd, Dublin, Ohio	1	—	1,030	1,538	2,568	1,123	1999	Up to 40 years
2120 Buzick Drive, Obetz, Ohio	1	—	4,317	12,715	17,032	4,534	2003	Up to 40 years
302 South Byrne Rd, Toledo, Ohio	1	—	602	804	1,406	431	2001	Up to 40 years
7530 N. Leadbetter Road, Portland, Oregon	1	—	5,187	1,813	7,000	3,214	2002	Up to 40 years
Branchton Rd, Boyers, Pennsylvania	2	—	21,166	122,202	143,368	26,668	Various	Up to 40 years
1201 Freedom Rd, Cranberry Township, Pennsylvania	1	—	1,057	11,953	13,010	4,698	2001	Up to 40 years
800 Carpenters Crossings, Folcroft, Pennsylvania	1	—	2,457	853	3,310	1,513	2000	Up to 40 years
36 Great Valley Pkwy, Malvern, Pennsylvania	1	—	2,397	6,421	8,818	2,641	1999	Up to 40 years
Henderson Dr/Elmwood Ave, Sharon Hill, Pennsylvania	3	—	24,153	9,562	33,715	12,690	Various	Up to 40 years
Las Flores Industrial Park, Rio Grande, Puerto Rico	1	—	4,185	3,225	7,410	2,986	2001	Up to 40 years
24 Snake Hill Road, Chepachet, Rhode Island	1	—	2,659	1,995	4,654	1,955	2001	Up to 40 years
Mitchell Street, Knoxville, Tennessee	2	—	718	3,752	4,470	1,053	Various	Up to 40 years
415 Brick Church Park Dr, Nashville, Tennessee	1	—	2,312	3,681	5,993	2,691	2000	Up to 40 years
6005 Dana Way, Nashville, Tennessee	2	—	1,827	1,802	3,629	1,142	2000	Up to 40 years
11406 Metric Blvd, Austin, Texas	1	—	5,489	1,725	7,214	3,025	2002	Up to 40 years
6600 Metropolis Drive, Austin, Texas	1	—	4,519	242	4,761	531	2011	Up to 40 years
1800 Columbian Club Dr, Carrollton, Texas	1	—	19,673	64	19,737	6,020	2013	Up to 40 years
1905 John Connally Dr, Carrolton, Texas	1	—	2,174	394	2,568	960	2000	Up to 40 years
Alma St, Dallas, Texas	2	—	3,431	1,297	4,728	2,020	2000	Up to 40 years
13425 Branchview Ln, Dallas, Texas	1	—	3,518	3,237	6,755	3,099	2001	Up to 40 years
Cockrell Ave, Dallas, Texas	2	—	3,950	1,914	5,864	2,652	2000	Up to 40 years
1819 S. Lamar St, Dallas, Texas	1	—	3,215	596	3,811	1,849	2000	Up to 40 years
2000 Robotics Place Suite B, Fort Worth, Texas	1	—	5,328	450	5,778	2,051	2002	Up to 40 years

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
1202 Ave R, Grand Prairie, Texas	1	$—	$ 8,354	$ 1,660	$ 10,014	$ 4,245	2003	Up to 40 years
15333 Hempstead Hwy, Houston, Texas	3	—	6,327	33,410	39,737	5,615	2004	Up to 40 years
2600 Center Street, Houston, Texas	1	—	2,840	1,335	4,175	1,870	2000	Up to 40 years
3502 Bissonnet St, Houston, Texas	1	—	7,687	178	7,865	5,062	2002	Up to 40 years
5249 Glenmont Ave, Houston, Texas	1	—	3,467	1,775	5,242	1,786	2000	Up to 40 years
5707 Chimney Rock, Houston, Texas	1	—	1,032	916	1,948	746	2002	Up to 40 years
5757 Royalton Dr, Houston, Texas	1	—	1,795	863	2,658	864	2000	Up to 40 years
6203 Bingle Rd, Houston, Texas	1	—	3,188	10,845	14,033	6,609	2001	Up to 40 years
9601 West Tidwell, Houston, Texas	1	—	1,680	486	2,166	756	2001	Up to 40 years
1235 North Union Bower, Irving, Texas	1	—	1,574	960	2,534	944	2001	Up to 40 years
15300 FM 1825, Pflugerville, Texas	2	—	3,811	7,381	11,192	2,991	2001	Up to 40 years
929 South Medina St, San Antonio, Texas	1	—	3,883	1,079	4,962	1,901	2002	Up to 40 years
930 Avenue B, San Antonio, Texas	1	—	393	171	564	153	1998	Up to 40 years
931 North Broadway, San Antonio, Texas	1	—	3,526	759	4,285	2,142	1999	Up to 40 years
1665 S. 5350 West, Salt Lake City, Utah	1	—	6,239	2,361	8,600	3,524	2002	Up to 40 years
11052 Lakeridge Pkwy, Ashland, Virginia	1	—	1,709	1,813	3,522	1,197	1999	Up to 40 years
4555 Progress Road, Norfolk, Virginia	1	—	6,527	209	6,736	1,922	2011	Up to 40 years
7700-7730 Southern Dr, Springfield, Virginia	1	—	14,167	1,813	15,980	7,835	2002	Up to 40 years
8001 Research Way, Springfield, Virginia	1	—	5,230	2,309	7,539	2,119	2002	Up to 40 years
22445 Randolph Dr, Sterling, Virginia	1	—	7,598	3,647	11,245	4,324	2005	Up to 40 years
307 South 140th St, Burien, Washington	1	—	2,078	2,062	4,140	1,653	1999	Up to 40 years
8908 W. Hallett Rd, Cheney, Washington	1	—	510	3,915	4,425	1,177	1999	Up to 40 years
6600 Hardeson Rd, Everett, Washington	1	—	5,399	3,190	8,589	2,428	2002	Up to 40 years
19826 Russell Rd South, Kent, Washington	1	—	14,793	8,047	22,840	7,270	2002	Up to 40 years
1201 N. 96th St, Seattle, Washington	1	—	4,496	1,122	5,618	2,557	2001	Up to 40 years
12021 West Bluemound Rd, Wauwatosa, Wisconsin	1	—	1,307	2,040	3,347	942	1999	Up to 40 years
	162	—	767,030	672,245	1,439,275	486,109

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
Canada
One Command Court, Bedford	1	$—	$ 3,847	$ 4,809	$ 8,656	$ 2,941	2000	Up to 40 years
195 Summerlea Road, Brampton	1	—	5,403	5,737	11,140	3,878	2000	Up to 40 years
10 Tilbury Court, Brampton	1	—	5,007	16,195	21,202	4,284	2000	Up to 40 years
8825 Northbrook Court, Burnaby	1	—	8,091	1,448	9,539	3,560	2001	Up to 40 years
8088 Glenwood Drive, Burnaby	1	—	4,326	8,040	12,366	3,170	2005	Up to 40 years
5811 26th Street S.E., Calgary	1	—	14,658	10,383	25,041	8,384	2000	Up to 40 years
3905-101 Street, Edmonton	1	—	2,020	829	2,849	1,223	2000	Up to 40 years
3005 Boul. Jean-Baptiste Deschamps, Lachine	1	—	2,751	453	3,204	1,097	2000	Up to 40 years
1655 Fleetwood, Laval	1	—	8,196	16,495	24,691	9,062	2000	Up to 40 years
4005 Richelieu, Montreal	1	—	1,800	1,343	3,143	1,183	2000	Up to 40 years
1209 Algoma Rd, Ottawa	1	—	1,059	6,759	7,818	2,836	2000	Up to 40 years
1650 Comstock Rd, Ottawa	1	—	7,691	2,697	10,388	2,113	2003	Up to 40 years
235 Edson Street, Saskatoon	1	—	829	1,562	2,391	549	2008	Up to 40 years
640 Coronation Drive, Scarborough	1	—	1,853	1,023	2,876	964	2000	Up to 40 years
610 Sprucewood Ave, Windsor	1	—	1,243	537	1,780	416	2007	Up to 40 years
	15	—	68,774	78,310	147,084	45,660
	177	—	835,804	750,555	1,586,359	531,769

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
Europe								Up to 40 years
Gewerbeparkstr. 3, Vienna, Austria	1	$—	$ 6,542	$ 1,777	$ 8,319	$ 1,260	2010	Up to 40 years
Woluwelaan 147, Diegem, Belgium	1	—	2,541	4,975	7,516	2,504	2003	Up to 40 years
Jeumont-Schneider, Champagne Sur Seine, France	3	—	1,750	1,551	3,301	1,231	2003	Up to 40 years
ZI des Sables, Morangis, France	1	2,235	12,407	—	12,407	5,830	2004	Up to 40 years
Brommer Weg 1, Wipshausen, Germany	1	—	3,220	—	3,220	1,697	2006	Up to 40 years
Warehouse and Offices 4 Springhill, Cork, Ireland	1	—	9,040	1,653	10,693	2,754	2014	Up to 40 years
17 Crag Terrace, Dublin, Ireland	1	—	2,818	996	3,814	960	2001	Up to 40 years
Damastown Industrial Park, Dublin, Ireland	1	—	16,034	5,781	21,815	4,210	2012	Up to 40 years
Howemoss Drive, Aberdeen, Scotland	2	—	6,970	7,559	14,529	3,084	Various	Up to 40 years
Traquair Road, Innerleithen, Scotland	1	—	113	2,497	2,610	794	2004	Up to 40 years
Nettlehill Road, Houston Industrial Estate, Livingston, Scotland	1	—	11,517	29,434	40,951	14,604	2001	Up to 40 years
Av Madrid s/n Poligono Industrial Matillas, Alcala de Henares, Spain	1	—	186	—	186	—	2014	Up to 40 years
Calle Bronce, 37, Chiloeches, Spain	1	—	11,011	2,808	13,819	1,552	2010	Up to 40 years
Ctra M.118 , Km.3 Parcela 3, Madrid, Spain	1	—	3,981	6,054	10,035	4,703	2001	Up to 40 years
Fundicion 8, Rivas-Vaciamadrid, Spain	1	—	1,022	2,594	3,616	1,221	2002	Up to 40 years
Abanto Ciervava, Spain	2	—	1,053	—	1,053	412	Various	Up to 40 years
628 Western Avenue, Acton, United Kingdom	1	—	2,070	87	2,157	766	2003	Up to 40 years
65 Egerton Road, Birmingham, United Kingdom	1	—	6,980	2,897	9,877	4,355	2003	Up to 40 years
Otterham Quay Lane, Gillingham, United Kingdom	13	—	7,418	4,874	12,292	4,730	2003	Up to 40 years
Pennine Way, Hemel Hempstead, United Kingdom	1	—	10,847	7,482	18,329	6,356	2004	Up to 40 years
Kemble Industrial Park, Kemble, United Kingdom	2	—	5,277	8,926	14,203	8,157	2004	Up to 40 years
Gayton Road, Kings Lynn, United Kingdom	3	—	3,119	1,872	4,991	2,783	2003	Up to 40 years
24/26 Gillender Street, London, United Kingdom	1	—	4,666	2,910	7,576	2,390	2003	Up to 40 years
Cody Road, London, United Kingdom	2	—	20,307	9,204	29,511	9,212	2003	Up to 40 years
Unit 10 High Cross Centre, London, United Kingdom	1	—	3,598	1,104	4,702	1,153	2003	Up to 40 years
Old Poplar Bus Garage, London, United Kingdom	1	—	4,639	2,923	7,562	3,237	2003	Up to 40 years
17 Broadgate, Oldham, United Kingdom	1	—	4,039	1,076	5,115	2,074	2008	Up to 40 years
Harpway Lane, Sopley, United Kingdom	1	—	681	1,781	2,462	1,208	2004	Up to 40 years
Unit 1A Broadmoor Road, Swindom, United Kingdom	1	—	2,636	1,042	3,678	860	2006	Up to 40 years
	49	2,235	166,482	113,857	280,339	94,097

(A)		(B)	(C)	(D)	(E)	(F)
Region/Country/State/Campus Address	Facilities(1)	Encumbrances	Initial cost to Company	Cost capitalized subsequent to acquisition	Gross amount carried at close of current period(1)(2)	Accumulated depreciation at close of current period(1)(2)	Date of construction or acquired(3)	Life on which depreciation in latest income statement is computed
Latin America
Amancio Alcorta 2396, Buenos Aires, Argentina	2	$—	$ 655	$ 2,113	$ 2,768	$ 813	Various	Up to 40 years
Azara 1245, Buenos Aires, Argentina	1	—	166	168	334	113	1998	Up to 40 years
Saraza 6135, Buenos Aires, Argentina	1	—	144	272	416	118	1995	Up to 40 years
Spegazzini, Ezeiza Buenos Aires, Argentina	1	—	12,773	5,020	17,793	2,483	2012	Up to 40 years
Francisco de Souza e Melo, Rio de Janerio, Brazil	2	—	1,868	563	2,431	83	Various	Up to 40 years
Hortolandia, Sao Paulo, Brazil	1	—	24,078	5,518	29,596	1,160	2014	Up to 40 years
El Taqueral 99, Santiago, Chile	1	—	2,629	35,628	38,257	7,834	2006	Up to 40 years
Panamericana Norte 18900, Santiago, Chile	4	—	4,001	10,507	14,508	1,588	2004	Up to 40 years
Avenida Prolongacion del Colli 1104, Guadalajara, Mexico	1	—	374	139	513	79	2002	Up to 40 years
Privada Las Flores No. 25 (G3), Guadalajara, Mexico	1	—	905	333	1,238	194	2004	Up to 40 years
Carretera Pesqueria Km2.5(M3), Monterrey, Mexico	2	—	3,537	1,085	4,622	831	2004	Up to 40 years
Lote 2, Manzana A, (T2& T3), Toluca, Mexico	1	—	2,204	707	2,911	507	2002	Up to 40 years
Prolongacion de la Calle 7 (T4), Toluca, Mexico	1	—	7,544	2,580	10,124	1,692	2007	Up to 40 years
Panamericana Sur, KM 57.5, Lima, Peru	5	2,589	1,549	947	2,496	402	2013	Up to 40 years
Av. Elmer Faucett 3462, Lima, Peru	2	—	4,112	2,296	6,408	1,212	Various	Up to 40 years
Calle Los Claveles-Seccion 3, Lima, Peru	1	—	8,179	3,614	11,793	3,048	2010	Up to 40 years
	27	2,589	74,718	71,490	146,208	22,157
Asia Pacific
8 Whitestone Drive, Austins Ferry, Australia	1	—	681	3,438	4,119	619	2012	Up to 40 years
Warehouse No 4, Shanghai, China	1	—	1,530	1,030	2,560	92	2013	Up to 40 years
	2	—	2,211	4,468	6,679	711
Total	255	$ 4,824	$ 1,079,215	$ 940,370	$ 2,019,585	$ 648,734

(1)

The above information only includes the real estate facilities that are owned. The gross cost includes the cost for land, land improvements, buildings, building improvements and racking. The listing does not reflect the 839 leased facilities in our real estate portfolio. In addition, the above information does not include any value for capital leases for property that is classified as land, buildings and building improvements in our consolidated financial statements.

(2)	No single site exceeds 5% of the aggregate gross amounts at which the assets were carried at the close of the period set forth in the table above.

(3)	Date of construction or acquired represents the date we constructed the facility or acquired the facility through purchase or acquisition.

The change in gross carrying amount of real estate owned for the year ended December 31, 2014 is as follows:

Gross amount at beginning of period	$ 1,949,073
Additions during period:
Acquisitions(1)	—
Discretionary capital projects	119,654
Other(2)	(36,324)
83,330
Deductions during period:
Cost of real estate sold or disposed	(12,818)
Gross amount at end of period	$ 2,019,585

(1)	Includes acquisition of sites through business combinations and purchase accounting adjustments.

(2)	Includes foreign currency exchange rate fluctuations.

The aggregate cost for Federal tax purposes at December 31, 2014 of our real estate assets was approximately $1,848,000 (unaudited).

The change in accumulated depreciation amount of real estate owned for the year ended December 31, 2014 is as follows:

Gross amount of accumulated depreciation at beginning of period	$ 592,329
Additions during period:
Depreciation	66,617
Other(1)	(6,547)
60,070
Deductions during period:
Amount of accumulated depreciation for real estate assets sold or disposed	(3,665)
Gross amount of end of period	$ 648,734

(1)	Includes foreign currency exchange rate fluctuations.